Staff Expenses - Summary of Staff Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff Expenses [Abstract]
Salaries	€ 3,273	€ 3,224	€ 3,221
Pension costs and other staff-related benefit costs	381	344	275
Social security costs	499	512	514
Share-based compensation arrangements	74	75	76
External employees	716	636	634
Education	76	70	68
Other staff costs	183	178	184
Total staff expenses	€ 5,202	€ 5,039	€ 4,972